AB Intermediate Municipal Portfolios [Member] Investment Strategy - AB Intermediate Municipal Portfolios - Diversified Municipal Portfolio	Sep. 30, 2025
Prospectus [Line Items]
Strategy [Heading]	PRINCIPAL STRATEGIES:
Strategy Narrative [Text Block]
As a matter of fundamental policy, the Portfolio, under normal circumstances, invests at least 80% of its net assets in municipal securities. For purposes of this policy, net assets include any borrowings for investment purposes. The Portfolio invests no more than 25% of its total assets in municipal securities of issuers located in any one state.
The municipal securities in which the Portfolio may invest are issued to raise money for a variety of public or private purposes, including general financing for state and local governments, the District of Columbia or possessions and territories of the United States, or financing for specific projects or public facilities. The interest paid on these securities is generally exempt from U.S. federal income tax, although in certain instances, it may be includable in income subject to alternative minimum tax.
The Portfolio invests at least 80% of its total assets in municipal securities rated A or better by nationally recognized statistical rating organizations (“NRSROs”) (or, if unrated, determined by AllianceBernstein L.P., the Portfolio’s investment manager (the “Manager”), to be of comparable quality) and comparably rated municipal notes. The Portfolio may invest up to 20% of its total assets in below investment grade fixed-income securities (commonly known as “junk bonds”).
The Portfolio may invest, without limit, in revenue bonds, which generally do not have the pledge of the credit of the issuer. The Portfolio may invest, without limit, in securities or obligations that are related in such a way that business or political developments or changes affecting one such security could also affect the others (for example, securities with interest that is paid from projects of a similar type).
The Portfolio may also invest up to 20% of its net assets in fixed-income securities of U.S. issuers that are not municipal securities if, in the Manager’s opinion, these securities will enhance the after‑tax return for Portfolio investors.
The Portfolio may use derivatives, such as options, futures contracts, forward contracts and swaps.
In managing the Portfolio, the Manager may use interest rate forecasting to estimate an appropriate level of interest rate risk at a given time.
The Portfolio seeks to maintain an effective duration of three and one‑half years to seven years under normal market conditions. Duration is a measure that relates the expected price volatility of a security to changes in interest rates. The duration of a debt security is the weighted average term to maturity, expressed in years, of the present value of all future cash flows, including coupon payments and principal repayments.
Within the range described above, the Manager may moderately shorten the average duration of the Portfolio when it expects interest rates to rise and moderately lengthen average duration when it anticipates that interest rates will fall.
The Manager selects securities for purchase or sale based on its assessment of the securities’ risk and return characteristics as well as the securities’ impact on the overall risk and return characteristics of the Portfolio. In making this assessment, the Manager takes into account various factors including the credit quality and sensitivity to interest rates of the securities under consideration and of the Portfolio’s other holdings.